Property and Equipment, Net - Schedule of Plant and Equipment, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
At cost:
Plant and equipment, Gross	$ 3,381,946	$ 3,017,388
Less: accumulated depreciation	(1,648,114)	(1,228,278)
Total	1,733,832	1,789,110
Building improvement [Member]
At cost:
Plant and equipment, Gross	29,637	247,515
Furniture and fixtures [Member]
At cost:
Plant and equipment, Gross	1,885,996	1,550,061
Medical instruments [Member]
At cost:
Plant and equipment, Gross	819,491	1,052,578
Motor vehicle [Member]
At cost:
Plant and equipment, Gross	274,457
Office equipment [Member]
At cost:
Plant and equipment, Gross	$ 372,365	$ 167,234